Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 22, 2023
Entity Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 22, 2023
Document Effective Date	Dec. 22, 2023
Prospectus Date	Dec. 18, 2023